Annual Fund Operating Expenses - Voya Strategic Allocation Moderate Portfolio	May 01, 2021
Class I
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses	0.80%	[2]
Waivers and Reimbursements	(0.05%)	[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.75%
Class S
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.05%	[2]
Waivers and Reimbursements	(0.05%)	[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.00%

[1]	The Management fee is computed at rate of 0.18% of average daily net assets invested in Underlying Funds within the Voya family of funds; 0.70% of average daily net assets invested in direct investments; and 0.40% of average daily net assets invested in other investments.
[2]	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.75% and 1.00% for Class I and Class S shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, interest-related costs, leverage expenses, and extraordinary expenses. Termination or modification of this obligation requires approval by the Portfolio’s board.